Condensed Statements of Stockholders' Deficit - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	IPO	IPO Common Stock	IPO Additional Paid-In Capital	Founders	Founders Common Stock	Founders Additional Paid-In Capital	Founders Private Placement	Founders Private Placement Common Stock	Founders Private Placement Additional Paid-In Capital
Balance at Jan. 18, 2021	$ 0	$ 0	$ 0	$ 0
Balance, Shares at Jan. 18, 2021		0
Sale of common stock					$ 216,806,260	$ 2,300	$ 216,803,960	$ 25,000	$ 1,005	$ 23,995	$ 7,950,000	$ 80	$ 7,949,920
Sale of common stock, Shares						23,000,000			10,047,500			795,000
Issuance of Insider shares for no consideration, Shares		5,000
Issuance of common stock to consultant	95,200	$ 1	95,199
Issuance of common stock to consultant, Shares		10,000
Surrender of common stock by Founder		$ (431)	431
Surrender of common stock by Founder, Shares		(4,312,500)
Fair value of warrants	(382,773)		(382,773)
Shares subject to redemption, Shares		(23,000,000)
Shares subject to redemption	(232,304,195)	$ (2,300)	(232,301,895)
Reclass of negative additional paid-in capital to accumulated deficit			7,811,163	(7,811,163)
Net loss	(1,107,730)			(1,107,730)
Balance at Dec. 31, 2021	$ (8,918,238)	$ 655		(8,918,893)
Balance, Shares at Dec. 31, 2021	6,545,000	6,545,000
Debt discount on note payable to related party	$ 54,034		54,034
Shares subject to redemption	(1,440,963)		(1,440,963)
Reclass of negative additional paid-in capital to accumulated deficit			$ 1,386,929	(1,386,929)
Net loss	(2,774,307)			(2,774,307)
Balance at Dec. 31, 2022	$ (13,079,474)	$ 655		$ (13,080,129)
Balance, Shares at Dec. 31, 2022	6,545,000	6,545,000
Debt discount on note payable to related party	$ 62,925
Net loss	(1,472,888)
Balance at Mar. 31, 2023	$ (8,720,914)
Balance, Shares at Mar. 31, 2023	6,545,000	6,545,000